SUBSEQUENT EVENT	9 Months Ended
Mar. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENT
10.	SUBSEQUENT EVENT

 On May 10, 2017, the Company announced that it had entered into an agreement, subject to regulatory approval, with Mackie Research Capital Corporation (“Mackie”), which agreement was subsequently amended on May 12, 2017. Pursuant to the amended agreement, Mackie has agreed to purchase, on a bought deal short form prospectus basis, 3,077,000 units of the Company (the “May 2017 Units”) at a price of C$0.65 per May 2017 Unit for gross proceeds to the Company of up to C$2,000,050 (the “May 2017 Offering”), subject to an option to increase the size of the May 2017 Offering by up to 15% in May 2017 Units. Each May 2017 Unit will consist of one Common Share and one warrant, with each warrant entitling the holder to acquire one Common Share at a price of C$0.85 at any time prior to the date which is three years following completion of the May 2017 Offering. Proceeds of the May 2017 Offering will be used for general working capital purposes.